PROVISION FOR INCOME TAXES (Reconciliation Of Income Tax) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Effective Income Tax Rate [Line Items]
U.S. federal statutory rate	35.00%	35.00%
Tax Rate difference between US and Israel	0.00%	(10.00%)
Effect of Israeli tax rate benefit	0.00%	(21.00%)
Change in valuation allowance	0.00%	(4.00%)
Effect of previous years	0.00%	(6.00%)
Gain on bargain purchase	(36.00%)
other	(2.00%)
Effective Tax Rate	(3.00%)	(6.00%)